Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Accounts receivable reserve					$ 2,000	$ 40,000
Impairments to long-lived assets
Tax rate description					Corporate tax rate from 35 percent to 21 percent
Effective tax rate					21.00%	34.00%
Research and development expenses	$ 43,690	$ 60,299	$ 161,002	$ 238,431	$ 322,269	$ 90,075
Maximum [Member]
Additional lease liabilities and ROU assets					$ 15,000